Summary of Significant Accounting Policies - Additional Information (Details) ¥ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) Customer ¥ / shares	Dec. 31, 2024 USD ($) Customer	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Calculated rate per share | ¥ / shares	¥ 7.2993
Write-down of inventory	¥ 11,267,000		¥ 45,749,000	¥ 8,931,000
Property and equipment impairment loss	0		0	0
Impairment long-lived assets	0		0
Intangible assets impairment losses				¥ 206,925,000
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]				Selling and Marketing Expense
Goodwill impairment loss	0	$ 0	0	¥ 1,819,926,000
Unrealized gain (loss) from fair value changes of short term investments	38,418,000		1,303,000	0
Equity method investment impairment loss	0		0	12,186,000
Impairment loss of investments measured at measurement alternatives	0		0	0
Unrealized gains (losses) from fair value of long-term investments	2,825,000		(3,470,000)	(36,432,000)
Contract asset	0		0
Contract liabilities	98,834,000		119,715,000
Contract liabilities revenue recognized	119,715,000		195,369,000	211,964,000
Contract cost	0		0	0
Advertising expense	122,484,000		124,658,000	82,921,000
Employee benefit expenses	104,966,000		101,858,000	101,204,000
Unrecognized tax benefits, income tax penalties and interest expense	0		0	¥ 0
Accounts receivable	¥ 61,104,000		56,813,000
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Board Of Directors Chairman and Chief Executive Officer [Member]	Board Of Directors Chairman and Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM reviews net loss in evaluating financial performance and determining how to allocate resources of the Group, including marketing strategy, efficiency evaluation and monitoring budget versus actual results.	The CODM reviews net loss in evaluating financial performance and determining how to allocate resources of the Group, including marketing strategy, efficiency evaluation and monitoring budget versus actual results.
Long-Lived Assets
Summary Of Significant Accounting Policies [Line Items]
Discount rate				19.00%
Royalty saving rate				1.00%
Goodwill
Summary Of Significant Accounting Policies [Line Items]
Discount rate				17.00%
Terminal growth rate				3.00%
NCC
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses				¥ 14,733,000
Brand Names
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses				185,975,000
Brand Names | Paipai
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses	¥ 0		0	200,708,000
Technology/platform
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses				6,217,000
Customer | Net Revenues | Customers
Summary Of Significant Accounting Policies [Line Items]
Number of customers | Customer	0	0
Percentage of concentration risk	10.00%	10.00%
ASU 2016-02
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Paipai Marketplace
Summary Of Significant Accounting Policies [Line Items]
Number of warranty period for pre-owned consumer	1 year	1 year
Level 1
Summary Of Significant Accounting Policies [Line Items]
Loss on assets and liabilities measured at fair value	¥ (31,386,000)		(228,000)	0
Level 2
Summary Of Significant Accounting Policies [Line Items]
Loss on assets and liabilities measured at fair value	(4,207,000)		(4,545,000)	(36,432,000)
Level 3
Summary Of Significant Accounting Policies [Line Items]
Loss on assets and liabilities measured at fair value	¥ 0		¥ 0	¥ (2,109,443,000)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)